Document and Entity Information	Oct. 31, 2019
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2019
Registrant Name	MATTHEWS INTERNATIONAL FUNDS
Entity Central Index Key	0000923184
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 31, 2019
Document Effective Date	Oct. 31, 2019
Prospectus Date	Apr. 30, 2019
MATTHEWS ASIA SMALL COMPANIES FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MISMX
MATTHEWS EMERGING ASIA FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIASX
MATTHEWS CHINA SMALL COMPANIES FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MICHX